Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial assets
	December 31,
	2018	2017
	USD
Financial assets at fair value through profit or loss (classified as Level 2 in the fair value hierarchy):

Short-term investment	$273	$-

Long-term investment	$-	$917

Schedule of financial liabilities at fair value through profit or loss
	December 31,
	2018	2017
	USD
Other financial liabilities at amortized cost:

Trade payable	$1,071	$427
Other account payable	1,122	997

	$2,193	$1,424

Schedule of foreign currency sensitivity analysis
	December 31, 2018	December 31, 2017

Linked to NIS	32	11

Schedule of fair value measurements using significant unobservable inputs
USD

Balance at December 31, 2016	$564

Changes in values of warrants exercisable into shares liability	(564)

Balance at December 31, 2017	-

Changes in values of warrants exercisable into shares liability	-

Balance at December 31, 2018	-